Schedule of Real Forward of Real Estate Investment Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Beginning balance	$ 1,651	$ 1,181	$ 1,181
Deposits from real estate investments	(185)		(200)
Proceeds from the sale of real estate investments	(1,017)
Additions for construction/development	1,159	59	670	41
Ending balance	$ 1,608	$ 1,240	$ 1,651	$ 1,181